VENERABLE VARIABLE INSURANCE TRUST

Venerable US Small Cap Fund

Venerable International Equity Fund

Venerable Moderate Appreciation Allocation Fund

Venerable Appreciation Allocation Fund

SUPPLEMENT DATED JULY 16, 2026, TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 29, 2026

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information (“SAI”) dated April 29, 2026, of the Venerable US Small Cap Fund, Venerable International Equity Fund, Venerable Moderate Appreciation Allocation Fund, and Venerable Appreciation Allocation Fund (each a “Fund”, collectively, the “Funds”), each a series of Venerable Variable Insurance Trust (the “Trust”). You should read this Supplement in conjunction with the Funds’ Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380, or you can view, download, and print the documents at the Trust’s website at https://docs.venerable.com/#/venerable-variable-insurance-trust.

Effective immediately, the following changes are being made to the Funds’ Prospectus and SAI:

I.	The table in the section of the Prospectus titled “Annual Fund Operating Expenses” under “FUND SUMMARY: Venerable US Small Cap Fund” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class V	Class I
Management Fees	0.85%	0.85%
Distribution and/or Service Fees (12b-1 Fees)	0.30%	0.00%
Other Expenses[1]	0.26%	0.26%
Total Annual Operating Expenses	1.41%	1.11%
Less Waivers and Reimbursements[2]	(0.54%)	(0.11%)
Total Annual Operating Expenses Less Waivers and Reimbursements	0.87%	1.00%

1 Based on estimated amounts for the current fiscal year.

2 Until September 12, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.87% for Class V shares and 1.00% for Class I shares. Termination or modification of these obligations prior to September 12, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.

II.	The table in the section of the Prospectus titled “Example” under “FUND SUMMARY: Venerable US Small Cap Fund” is deleted in its entirety and replaced with the following:

	1 Year	3 Years
Class V	$89	$337
Class I	$102	$330

III.	The table in the section of the Prospectus titled “Annual Fund Operating Expenses” under “FUND SUMMARY: Venerable International Equity Fund” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class V	Class I
Management Fees	0.80%	0.80%
Distribution and/or Service Fees (12b-1 Fees)	0.30%	0.00%
Other Expenses[1]	0.15%	0.15%
Total Annual Operating Expenses	1.25%	0.95%
Less Waivers and Reimbursements[2]	(0.25%)	(0.00%)
Total Annual Operating Expenses Less Waivers and Reimbursements	1.00%	0.95%

1 Based on estimated amounts for the current fiscal year.

2 Until March 20, 2028, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 1.00% for Class V shares and 0.95% for Class I shares. Termination or modification of these obligations prior to March 20, 2028, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.

IV.	The table in the section of the Prospectus titled “Example” under “FUND SUMMARY: Venerable International Equity Fund” is deleted in its entirety and replaced with the following:

	1 Year	3 Years
Class V	$102	$346
Class I	$97	$303

V.	The second, third and fourth paragraphs in the section in the Prospectus titled “Fee Waivers and Expense Reimbursements” under “MANAGEMENT” are deleted in their entirety and replaced with the following:

Until September 5, 2027, the Adviser, Distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and distribution and services fee (12b-1 fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit the below Funds' total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to the following annual rate based on average daily net assets:

Fund	Class V	Class I
Venerable US Large Cap Core Equity Fund	1.05%	0.75%
Venerable Intermediate Corporate Bond Index Fund	0.66%	0.36%
Venerable Conservative Allocation Fund	0.87%	N/A
Venerable Conservative Appreciation Allocation Fund	0.91%	N/A
Venerable World Conservative Allocation Fund	0.86%	N/A
Venerable Moderate Appreciation Allocation Fund	0.98%	N/A
Venerable World Moderate Allocation Fund	1.00%	N/A
Venerable Appreciation Allocation Fund	1.02%	N/A
Venerable World Appreciation Allocation Fund	1.00%	N/A

Until September 12, 2027, the Adviser, Distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and distribution and services fee (12b-1 fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit the below Funds' total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to the following annual rate based on average daily net assets:

Fund	Class V	Class I
Venerable US Small Cap Fund	0.87%	1.00%
Venerable Emerging Markets Equity Fund	1.44%	1.19%
Venerable World Equity Fund	0.85%	0.90%
Venerable Mid Cap Index Fund	0.65%	0.40%
Venerable Small Cap Index Fund	0.68%	0.45%
Venerable International Index Fund	0.70%	0.46%
Venerable Bond Index Fund	0.61%	0.36%

Until March 20, 2028, the Adviser, Distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and distribution and services fee (12b-1 fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit the below Funds' total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to the following annual rate based on average daily net assets:

Fund	Class V	Class I
Venerable Real Estate Fund	1.00%	0.95%
Venerable International Equity Fund	1.00%	0.95%
Venerable Inflation Focused Fund	0.84%	0.58%

VI.	The ninth, tenth and eleventh paragraphs in the section in the SAI titled “ADVISER.” are deleted in their entirety and replaced with the following:

Until September 5, 2027, the Adviser, Distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and distribution and services fee (12b-1 fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit the below Funds' total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to the following annual rate based on average daily net assets:

Fund	Class V	Class I
Venerable US Large Cap Core Equity Fund	1.05%	0.75%
Venerable Intermediate Corporate Bond Index Fund	0.66%	0.36%
Venerable Conservative Allocation Fund	0.87%	N/A
Venerable Conservative Appreciation Allocation Fund	0.91%	N/A
Venerable World Conservative Allocation Fund	0.86%	N/A
Venerable Moderate Appreciation Allocation Fund	0.98%	N/A
Venerable World Moderate Allocation Fund	1.00%	N/A
Venerable Appreciation Allocation Fund	1.02%	N/A
Venerable World Appreciation Allocation Fund	1.00%	N/A

Until September 12, 2027, the Adviser, Distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and distribution and services fee (12b-1 fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit the below Funds' total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to the following annual rate based on average daily net assets:

Fund	Class V	Class I
Venerable US Small Cap Fund	0.87%	1.00%
Venerable Emerging Markets Equity Fund	1.44%	1.19%
Venerable World Equity Fund	0.85%	0.90%
Venerable Mid Cap Index Fund	0.65%	0.40%
Venerable Small Cap Index Fund	0.68%	0.45%
Venerable International Index Fund	0.70%	0.46%
Venerable Bond Index Fund	0.61%	0.36%

Until March 20, 2028, the Adviser, Distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and distribution and services fee (12b-1 fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit the below Funds' total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to the following annual rate based on average daily net assets:

Fund	Class V	Class I
Venerable Real Estate Fund	1.00%	0.95%
Venerable International Equity Fund	1.00%	0.95%
Venerable Inflation Focused Fund	0.84%	0.58%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE